Financial instruments - Narrative (Details) - GBP (£)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Disclosure of financial liabilities [line items]
Interest rate fee percentage	0.02%	0.04%
Average cash balance	£ 24,082,000	£ 22,183,000
Trade receivables	0
Financial liabilities on funding arrangements | Financial liabilities measured at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	£ 4,700,000